UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Gregory F. Niland

American Funds College Target Date Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series® Annual report for the year ended October 31, 2020

A balanced approach
that seeks to build
and preserve wealth
for higher education

American Funds College 2036 FundSM, American Funds College 2033 Fund®, American Funds College 2030 Fund®, American Funds College 2027 Fund®, American Funds College 2024 Fund®, American Funds College 2021 Fund®: Each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. Each fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2020 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2021 (unaudited). The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns
Class 529-A shares	1 year	5 years	Lifetime*	Gross expense ratio

Reflecting 3.50% maximum initial sales charge:
American Funds College 2036 Fund	8.30%	—	5.26%	0.87%
American Funds College 2033 Fund	8.16	8.68%	6.42	0.77
American Funds College 2030 Fund	4.77	7.32	7.56	0.74
American Funds College 2027 Fund	2.76	6.09	6.50	0.69
American Funds College 2024 Fund	2.43	5.02	5.46	0.66
American Funds College 2021 Fund	1.93	3.22	3.99	0.68

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund	3.09	1.81	1.39	0.69

*	Since September 14, 2012, for all funds except College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.

The college target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, visit capitalgroup.com.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisors should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	The value of a $10,000 investment
6	Investment approach for American Funds College Target Date Series
7	Investment portfolios
18	Financial statements
50	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for American Funds College Target Date Series, for the fiscal year ended October 31, 2020. Over the volatile fiscal year, all seven funds within the series registered positive results, ranging from 4.39% (2027 fund) to 8.22% (2033 fund). We continue to maintain a long-term perspective regarding investing on behalf of our shareholders and their college-bound beneficiaries. It should be noted that the longer dated funds have been achieving their objective of delivering growth of principal over time, with moderate risk, since the series’ inception. The nearer dated funds, which hold assets for investors whose beneficiaries are at or approaching enrollment, have successfully met their primary objective of capital preservation. As always, we encourage investors to keep short-term results in their proper perspective, as seen in the table below.

About the series

American Funds College Target Date Series was created by the American Funds Portfolio Oversight Committee (“the Committee”), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selected a mix of individual American Funds, employing an objective-based framework supported by rigorous analysis. The Committee frequently monitors each fund in the series. This glide path was designed to grow savings while seeking to reduce the impact of market volatility. As such, it focuses on growth in the early years and places a greater emphasis on preservation as beneficiaries approach college.

Effective January 1, 2020, the Portfolio Oversight Committee (POC) was split into

Results at a glance

For periods ended October 31, 2020, with all distributions reinvested for Class 529-A shares

	Cumulative total returns	Average annual total returns
	1 year	5 years	Lifetime[1]

American Funds College 2036 Fund[2]	7.80%	—	5.78%
Standard & Poor’s 500 Composite Index[3,4]	9.71	—	10.61
Bloomberg Barclays U.S. Aggregate Index[4,5]	6.19	—	6.22

American Funds College 2033 Fund	8.22	7.74%	6.67
Standard & Poor’s 500 Composite Index[3,4]	9.71	11.71	10.81
Bloomberg Barclays U.S. Aggregate Index[4,5]	6.19	4.08	3.57

American Funds College 2030 Fund	5.53	6.65	7.74
American Funds College 2027 Fund	4.39	5.71	6.74
American Funds College 2024 Fund	4.91	4.94	5.77
American Funds College 2021 Fund	5.04	3.47	4.38
Standard & Poor’s 500 Composite Index[3,4]	9.71	11.71	12.66
Bloomberg Barclays U.S. Aggregate Index[4,5]	6.19	4.08	3.24

American Funds College Enrollment Fund	5.34	2.31	1.69
Bloomberg Barclays U.S. Aggregate 1–5 Years Index[4,6]	4.16	2.58	2.03

[1]	Since September 14, 2012, for all funds except College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.
[2]	Five-year returns for College 2036 Fund are unavailable since the fund commenced operations on February 9, 2018.
[3]	Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC.
[4]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.
[5]	Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.
[6]	Bloomberg Barclays U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.

American Funds College Target Date Series	1

two distinct teams, one of which – the Target Date Solutions Committee – now oversees American Funds College Target Date Series. The Target Date Solutions Committee includes prior POC members Joanna F. Jonsson, James B. Lovelace, Wesley Phoa and Brad Vogt, and additional portfolio managers Michelle Black, David Hoag and Samir Mathur.

The economy

It would be difficult to find a news article or commentary about the year 2020 that does not include the word “unprecedented” as a descriptor. So, first, we acknowledge that this year has presented the world with challenges on a scale not seen in recent history. The global pandemic created chaos and hardships. Civil unrest fostered a sense of danger and loss of control. The political landscape was volatile and more rancorous than usual. There was plenty of general uncertainty.

As a result of precautions taken to deal with the COVID-19 pandemic, this past March saw a near-total shutdown of the nation. To help prop up the battered economy, which had been doing fairly well until that point, the government passed the largest stimulus bill in U.S. history (a $2 trillion relief package). For its part, the Federal Reserve expanded its balance sheet from $4.3 trillion in mid-March to $7.2 trillion in early June. In the period that followed, parts of the economy began to reopen and signs of recovery became evident. Strong GDP numbers in the third quarter represented about a two-thirds recovery of those first-quarter losses.

To date, while the course of the pandemic remains uncertain, there are signs of life in the economy. Some important points should be kept in mind: This year, the U.S. economy experienced a contraction of a magnitude not seen since the Great Depression. However, this sits in stark contrast to the strength of some parts of the stock market, which have surged during this time. While it may be tempting to contrast a healthy stock market with the fact that many people are suffering financially, physically and emotionally, we think it’s important to acknowledge that markets are not an index of general social well-being. Equity indexes are not rigidly connected to the state of the world or peoples’ lives. Finally, investors are usually encouraged to look at the big picture, but in such an unusual environment, this becomes more difficult. We can be cautiously optimistic about the future and, based on past recoveries, have reason to hope 2020 will be a bleak period to look back on from much brighter circumstances.

The stock market

This year, it became more difficult than usual to group stocks and companies and to frame a big picture that would help us understand this environment. Stock selection came increasingly into focus for investors. Our approach is always to closely scrutinize each company and investment and this year it had to be that much more granular – that is, deciding to “buy tech” was not enough. With a slow and erratic recovery, there was time for investment managers to make decisions based on fundamental research. That said, macro factors were at play in some sectors: Notably, an oil price war between Russia and Saudi Arabia sent oil prices and energy stocks plummeting.

For the most part, however, the reporting period saw extraordinary growth among larger U.S. companies within major indexes. Tesla shares gained 392%. Apple became the first U.S. company with a market capitalization of $2 trillion, only two years after surpassing the $1 trillion milestone. Like several other large tech companies, Apple benefited from robust online sales and strong demand while consumers sheltered at home. Amazon, Alphabet and Facebook also outpaced the broader market and touched record highs.

By the end of the reporting period, global stocks had posted a second consecutive quarter of strong gains following the earlier selloff. Both developed and emerging markets rose, supported by massive government stimulus measures and investor optimism for a global economic recovery. Businesses reopened, and consumers adapted to new guidelines affecting work, commerce and recreation. Many trends evident since March continued, with growth stocks meaningfully outpacing value stocks, U.S. equity markets leading their non-U.S. peers and dividend-paying equities significantly lagging low- and non-yielding securities. For funds of funds, dividend-oriented strategies did not display the buoyancy in this recession that they have in past equity bear markets. Some dividend-paying stocks that had been

2	American Funds College Target Date Series

quite resilient in the past were negatively impacted by the demand shock from pandemic-related public health measures.

While additional COVID-19 outbreaks sent markets somewhat lower in September, the broad equity market, led by technology stocks, completed a full reversal of the bear market’s steep losses: Between March 23 and September 2, the Standard & Poor’s 500 Composite Index soared over 61%.

The bond market

We believe that different types of fixed income investments play different roles in investor portfolios. Bond funds should provide diversity from equities, capital preservation, income, and inflation protection. U.S. bonds have done this very successfully in 2020.

Bond returns in the first calendar quarter were mixed, with U.S. Treasuries rallying 8% as demand soared for perceived safe-haven assets. Investment-grade (bonds rated BBB/Baa and above) and high-yield corporate bond returns fell 4% and 13%, respectively. In late March, the Fed cut interest rates to near zero and purchased assets aggressively, including, for the first time, corporate bonds. The European Central Bank also launched a bond-buying program to ease fears and provide a backstop.

By the third calendar quarter, U.S. bond markets continued modest gains, as investment-grade corporate and high-yield debt more than recovered their first-quarter losses. Government bond returns were modest as demand for safety waned. The Fed left rates unchanged and maintained existing commitments to provide sustained stimulus as virus cases continued to increase into the fall.

The Bloomberg Barclays U.S. Aggregate Index gained less than 1% for the third calendar quarter but was up over 6% year to date. High-yield and emerging market debt benefited from investors’ increased appetite for risk during the third quarter.

Inside the series

Over their respective lifetimes, all funds rose in value, with returns ranging from 1.69% (College Enrollment Fund) to 7.74% (2030 fund). Over the fiscal year, underlying growth funds outpaced their prospectus indexes. The series’ underlying growth-and-income funds trailed their indexes as investors eschewed more dividend-oriented sectors. All seven underlying bond funds outpaced their prospectus indexes.

Moving forward

As we have clearly seen this year, our emphasis and reliance on multiple perspectives is more important than ever. With different sectors of the markets performing with such disparity, our system of investing — The Capital SystemSM — has become ever more critical. We intentionally emphasize multiple, diverse perspectives within the portfolio management teams of our underlying funds, with each manager controlling a slice of the overall portfolio. In this way, no one person drives all investment decision-making, and the portfolios reflect a variety of experiences and ideas.

As we continue to press forward, we are right there, with you. The next year will be filled with challenges, some extraordinary, some expected. Although the timing is uncertain, we are anticipating a vaccine, which will have to be tested, approved and distributed sufficiently to be effective. The U.S. political landscape will have shifted. Markets will continue to react. All that considered, we believe that, as always, the markets ultimately will rebalance and the economy will recover. We continue to encourage you to take a long-term view on investing.

As always, we thank you for your trust in our efforts and look forward to reporting to you in the next year.

Cordially,

Wesley K. Phoa
President

December 10, 2020

For current information about the series, visit capitalgroup.com.

American Funds College Target Date Series	3

The value of a $10,000 investment

(for periods ended October 31, 2020, with all distributions reinvested)

Fund results shown are for Class 529-A shares and reflect deduction of the maximum sales charge of 3.50% (2.50% for College Enrollment Fund) on a hypothetical $10,000 investment.1 Thus, the net amount invested was $9,650 ($9,750 for College Enrollment Fund). Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

College 2036 Fund

Cumulative total return5 based on a $1,000 investment

(for the period ended October 31, 2020)*

		Lifetime
	1 year	(since 2/9/18)

Class 529-A shares	4.00%	4.41%

*	Assumes reinvestment of all distributions and payment of the maximum 3.50% sales charge.

College 2033 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2020)*

			Lifetime
	1 year	5 years	(since 3/27/15)

Class 529-A shares	4.41%	6.97%	6.00%

*	Assumes reinvestment of all distributions and payment of the maximum 3.50% sales charge.

College 2030 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2020)*

			Lifetime
	1 year	5 years	(since 9/14/12)

Class 529-A shares	1.85%	5.89%	7.27%

*	Assumes reinvestment of all distributions and payment of the maximum 3.50% sales charge.

College 2027 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2020)*

			Lifetime
	1 year	5 years	(since 9/14/12)

Class 529-A shares	0.77%	4.97%	6.27%

*	Assumes reinvestment of all distributions and payment of the maximum 3.50% sales charge.

4	American Funds College Target Date Series

College 2024 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2020)*

			Lifetime
	1 year	5 years	(since 9/14/12)

Class 529-A shares	1.23%	4.19%	5.31%

*	Assumes reinvestment of all distributions and payment of the maximum 3.50% sales charge.

College 2021 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2020)*

			Lifetime
	1 year	5 years	(since 9/14/12)

Class 529-A shares	1.33%	2.74%	3.93%

*	Assumes reinvestment of all distributions and payment of the maximum 3.50% sales charge.

College Enrollment Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2020)*

			Lifetime
	1 year	5 years	(since 9/14/12)

Class 529-A shares	2.69%	1.79%	1.37%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $250,000 ($500,000 for College Enrollment Fund) or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.
[5]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The college target date funds invest in Class R-6 shares of the underlying funds. The investment adviser has in the past reimbursed certain expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, visit capitalgroup.com.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.

The results shown are before taxes on fund distributions and sale of fund shares.

American Funds College Target Date Series	5

Investment approach for American Funds College Target Date Series

About the series

Launched in September 2012, American Funds College Target Date Series was designed to provide a low-maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the College Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds of funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds of funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The investment professionals of the Target Date Solutions Committee don’t attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

American Funds College Target Date Series glide path

The allocations shown are as of January 1, 2021, and are subject to the Target Date Solutions Committee’s discretion. The investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit capitalgroup.com.

6	American Funds College Target Date Series

American Funds College 2036 Fund

Investment portfolio October 31, 2020

Growth funds 35%	Shares	Value (000)
AMCAP Fund, Class R-6	1,889,732	$66,915
The Growth Fund of America, Class R-6	1,117,817	66,365
SMALLCAP World Fund, Inc., Class R-6	984,430	66,361
EuroPacific Growth Fund, Class R-6	602,461	34,617
		234,258

Growth-and-income funds 35%
Fundamental Investors, Class R-6	1,681,425	100,280
International Growth and Income Fund, Class R-6	2,128,630	66,626
Capital World Growth and Income Fund, Class R-6	681,869	34,598
The Investment Company of America, Class R-6	842,407	32,778
		234,282

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,005,103	67,291

Fixed income funds 20%
U.S. Government Securities Fund, Class R-6	7,034,552	104,745
Capital World Bond Fund, Class R-6	1,644,633	34,537
		139,282

Total investment securities 100% (cost: $657,739,000)		675,113
Other assets less liabilities 0%		(128)

Net assets 100%		$674,985

American Funds College Target Date Series	7

American Funds College 2036 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 35%
AMCAP Fund, Class R-6	$—	$69,233	$1,829	$151	$(640)	$66,915	$—	$—
The Growth Fund of America, Class R-6	33,094	24,436	—	—	8,835	66,365	390	2,355
SMALLCAP World Fund, Inc., Class R-6	—	65,314	1,046	90	2,003	66,361	—	—
EuroPacific Growth Fund, Class R-6	21,812	11,008	1,213	342	2,668	34,617	308	435
						234,258
Growth-and-income funds 35%
Fundamental Investors, Class R-6	54,952	45,331	—	—	(3)	100,280	1,469	4,189
International Growth and Income Fund, Class R-6	38,296	37,846	6,000	1,295	(4,811)	66,626	1,218	—
Capital World Growth and Income Fund, Class R-6	54,953	34,455	59,479	7,055	(2,386)	34,598	1,174	486
The Investment Company of America, Class R-6	49,955	39,436	59,940	5,283	(1,956)	32,778	1,354	2,642
						234,282
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	23,268	43,531	—	—	492	67,291	730	—
Fixed income funds 20%
U.S. Government Securities Fund, Class R-6	40,119	71,386	10,576	1,078	2,738	104,745	1,012	526
Capital World Bond Fund, Class R-6	16,691	18,992	1,966	64	756	34,537	617	79
						139,282
Total 100%				$15,358	$7,696	$675,113	$8,272	$10,712

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

8	American Funds College Target Date Series

American Funds College 2033 Fund

Investment portfolio October 31, 2020

Growth funds 21%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,538,105	$150,687
SMALLCAP World Fund, Inc., Class R-6	1,224,791	82,563
AMCAP Fund, Class R-6	2,260,509	80,045
EuroPacific Growth Fund, Class R-6	99,791	5,734
		319,029

Growth-and-income funds 34%
International Growth and Income Fund, Class R-6	4,729,198	148,024
The Investment Company of America, Class R-6	3,690,219	143,586
Washington Mutual Investors Fund, Class R-6	3,190,487	141,977
Capital World Growth and Income Fund, Class R-6	1,463,474	74,257
Fundamental Investors, Class R-6	275,086	16,406
		524,250

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	4,432,139	148,743

Fixed income funds 35%
U.S. Government Securities Fund, Class R-6	15,660,044	233,178
The Bond Fund of America, Class R-6	16,517,771	231,249
Capital World Bond Fund, Class R-6	3,670,447	77,079
		541,506

Total investment securities 100% (cost: $1,464,762,000)		1,533,528
Other assets less liabilities 0%		(259)

Net assets 100%		$1,533,269

American Funds College Target Date Series	9

American Funds College 2033 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21%
The Growth Fund of America, Class R-6	$112,467	$31,583	$21,527	$7,878	$20,286	$150,687	$1,198	$7,228
SMALLCAP World Fund, Inc., Class R-6	—	80,227	—	—	2,336	82,563	—	—
AMCAP Fund, Class R-6	—	81,126	—	—	(1,081)	80,045	—	—
EuroPacific Growth Fund, Class R-6	25,900	802	20,380	1,286	(1,874)	5,734	333	469
						319,029
Growth-and-income funds 34%
International Growth and Income Fund, Class R-6	113,475	39,725	—	—	(5,176)	148,024	2,875	—
The Investment Company of America, Class R-6	168,974	51,342	87,058	14,710	(4,382)	143,586	4,115	8,052
Washington Mutual Investors Fund, Class R-6	67,237	77,187	—	—	(2,447)	141,977	2,264	2,236
Capital World Growth and Income Fund, Class R-6	135,943	23,143	95,235	16,687	(6,281)	74,257	2,293	1,088
Fundamental Investors, Class R-6	78,821	5,781	62,396	(1,036)	(4,764)	16,406	1,179	4,602
						524,250
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	114,296	32,090	—	—	2,357	148,743	2,356	—
Fixed income funds 35%
U.S. Government Securities Fund, Class R-6	173,869	84,740	37,915	3,713	8,771	233,178	3,142	2,051
The Bond Fund of America, Class R-6	121,258	123,896	21,499	1,625	5,969	231,249	3,803	1,786
Capital World Bond Fund, Class R-6	56,953	24,317	5,727	254	1,282	77,079	1,603	238
						541,506
Total 100%				$45,117	$14,996	$1,533,528	$25,161	$27,750

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

10	American Funds College Target Date Series

American Funds College 2030 Fund

Investment portfolio October 31, 2020

Growth funds 2%	Shares	Value (000)
The Growth Fund of America, Class R-6	286,706	$17,022
SMALLCAP World Fund, Inc., Class R-6	126,814	8,549
AMCAP Fund, Class R-6	235,764	8,348
		33,919

Growth-and-income funds 39%
Washington Mutual Investors Fund, Class R-6	7,357,807	327,422
American Mutual Fund, Class R-6	7,853,484	315,553
International Growth and Income Fund, Class R-6	7,082,971	221,697
The Investment Company of America, Class R-6	419,757	16,333
Capital World Growth and Income Fund, Class R-6	164,916	8,368
		889,373

Equity-income and Balanced funds 14%
American Funds Global Balanced Fund, Class R-6	9,821,111	329,596

Fixed income funds 45%
The Bond Fund of America, Class R-6	41,041,541	574,582
U.S. Government Securities Fund, Class R-6	16,149,181	240,461
American Funds Strategic Bond Fund, Class R-6	9,104,601	107,343
American Funds Mortgage Fund, Class R-6	10,135,396	107,334
Capital World Bond Fund, Class R-6	416,363	8,744
		1,038,464

Total investment securities 100% (cost: $2,210,713,000)		2,291,352
Other assets less liabilities 0%		(506)

Net assets 100%		$2,290,846

American Funds College Target Date Series	11

American Funds College 2030 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2%
The Growth Fund of America, Class R-6	$84,968	$7,099	$85,165	$16,626	$(6,506)	$17,022	$905	$5,461
SMALLCAP World Fund, Inc., Class R-6	—	8,676	—	—	(127)	8,549	—	—
AMCAP Fund, Class R-6	—	8,811	—	—	(463)	8,348	—	—
						33,919
Growth-and-income funds 39%
Washington Mutual Investors Fund, Class R-6	232,712	101,134	—	—	(6,424)	327,422	6,453	7,305
American Mutual Fund, Class R-6	155,911	171,826	—	—	(12,184)	315,553	5,718	4,339
International Growth and Income Fund, Class R-6	184,181	54,735	9,896	2,377	(9,700)	221,697	4,492	—
The Investment Company of America, Class R-6	129,313	7,891	125,566	6,227	(1,532)	16,333	1,991	5,900
Capital World Growth and Income Fund, Class R-6	87,027	1,583	84,683	10,268	(5,827)	8,368	887	696
						889,373
Equity-income and Balanced funds 14%
American Funds Global Balanced Fund, Class R-6	245,978	76,967	—	—	6,651	329,596	5,114	—
Fixed income funds 45%
The Bond Fund of America, Class R-6	399,904	199,468	48,021	3,517	19,714	574,582	11,169	5,833
U.S. Government Securities Fund, Class R-6	223,985	42,926	41,021	3,726	10,845	240,461	3,615	2,406
American Funds Strategic Bond Fund, Class R-6	—	107,944	—	—	(601)	107,343	460	—
American Funds Mortgage Fund, Class R-6	114,683	59,825	73,652	4,934	1,544	107,334	2,196	1,162
Capital World Bond Fund, Class R-6	42,635	784	35,137	1,125	(663)	8,744	631	153
						1,038,464
Total 100%				$48,800	$(5,273)	$2,291,352	$43,631	$33,255

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

12	American Funds College Target Date Series

American Funds College 2027 Fund

Investment portfolio October 31, 2020

Growth-and-income funds 21%	Shares	Value (000)
American Mutual Fund, Class R-6	9,873,181	$396,704
Washington Mutual Investors Fund, Class R-6	501,877	22,333
International Growth and Income Fund, Class R-6	469,572	14,698
		433,735

Equity-income and Balanced funds 19%
The Income Fund of America, Class R-6	17,705,263	379,070
American Funds Global Balanced Fund, Class R-6	671,249	22,527
		401,597

Fixed income funds 60%
The Bond Fund of America, Class R-6	37,009,178	518,128
Intermediate Bond Fund of America, Class R-6	21,644,437	307,135
American Funds Mortgage Fund, Class R-6	19,097,414	202,242
American Funds Strategic Bond Fund, Class R-6	17,068,491	201,237
U.S. Government Securities Fund, Class R-6	1,043,973	15,545
		1,244,287

Total investment securities 100% (cost: $2,030,591,000)		2,079,619
Other assets less liabilities 0%		(442)

Net assets 100%		$2,079,177

American Funds College Target Date Series	13

American Funds College 2027 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 21%
American Mutual Fund, Class R-6	$287,553	$129,060	$3,285	$698	$(17,322)	$396,704	$8,652	$8,003
Washington Mutual Investors Fund, Class R-6	116,312	5,593	96,914	8,166	(10,824)	22,333	1,707	3,651
International Growth and Income Fund, Class R-6	77,692	1,091	62,946	3,993	(5,132)	14,698	1,091	—
						433,735
Equity-income and Balanced funds 19%
The Income Fund of America, Class R-6	190,611	203,478	—	—	(15,019)	379,070	10,047	4,187
American Funds Global Balanced Fund, Class R-6	113,814	1,487	97,275	9,389	(4,888)	22,527	1,265	—
						401,597
Fixed income funds 60%
The Bond Fund of America, Class R-6	415,810	106,387	27,003	1,958	20,976	518,128	10,865	5,841
Intermediate Bond Fund of America, Class R-6	162,348	142,223	6,768	364	8,968	307,135	3,738	1,551
American Funds Mortgage Fund, Class R-6	273,766	84,176	169,022	10,207	3,115	202,242	4,653	2,556
American Funds Strategic Bond Fund, Class R-6	—	202,503	—	—	(1,266)	201,237	854	—
U.S. Government Securities Fund, Class R-6	76,261	1,599	65,329	2,233	781	15,545	785	814
						1,244,287
Total 100%				$37,008	$(20,611)	$2,079,619	$43,657	$26,603

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

14	American Funds College Target Date Series

American Funds College 2024 Fund

Investment portfolio October 31, 2020

Growth-and-income funds 10%	Shares	Value (000)
American Mutual Fund, Class R-6	6,789,235	$272,792

Equity-income and Balanced funds 11%
The Income Fund of America, Class R-6	12,797,490	273,994

Fixed income funds 79%
Intermediate Bond Fund of America, Class R-6	63,721,479	904,208
The Bond Fund of America, Class R-6	37,683,553	527,569
American Funds Mortgage Fund, Class R-6	35,950,051	380,711
American Funds Strategic Bond Fund, Class R-6	21,912,877	258,353
		2,070,841

Total investment securities 100% (cost: $2,525,982,000)		2,617,627
Other assets less liabilities 0%		(694)

Net assets 100%		$2,616,933

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 10%
American Mutual Fund, Class R-6	$312,939	$29,565	$53,206	$9,348	$(25,854)	$272,792	$7,511	$8,709
Equity-income and Balanced funds 11%
The Income Fund of America, Class R-6	309,018	27,090	41,331	4,446	(25,229)	273,994	10,947	6,743
Fixed income funds 79%
Intermediate Bond Fund of America, Class R-6	582,729	292,803	1,826	72	30,430	904,208	12,292	5,414
The Bond Fund of America, Class R-6	439,220	64,280	—	—	24,069	527,569	11,261	5,976
American Funds Mortgage Fund, Class R-6	466,609	98,992	206,628	13,283	8,455	380,711	7,864	4,291
American Funds Strategic Bond Fund, Class R-6	—	259,941	—	—	(1,588)	258,353	1,105	—
						2,070,841
Total 100%				$27,149	$10,283	$2,617,627	$50,980	$31,133

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds College Target Date Series	15

American Funds College 2021 Fund

Investment portfolio October 31, 2020

Growth-and-income funds 1%	Shares	Value (000)
American Mutual Fund, Class R-6	421,581	$16,939

Equity-income and Balanced funds 1%
The Income Fund of America, Class R-6	791,424	16,945

Fixed income funds 98%
Intermediate Bond Fund of America, Class R-6	56,235,984	797,989
Short-Term Bond Fund of America, Class R-6	74,890,529	761,637
American Funds Mortgage Fund, Class R-6	42,239,228	447,313
American Funds Strategic Bond Fund, Class R-6	19,236,796	226,802
The Bond Fund of America, Class R-6	2,433,114	34,063
		2,267,804

Total investment securities 100% (cost: $2,234,221,000)		2,301,688
Other assets less liabilities 0%		(720)

Net assets 100%		$2,300,968

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 1%
American Mutual Fund, Class R-6	$78,327	$4,842	$60,969	$(3,477)	$(1,784)	$16,939	$1,420	$2,166
Equity-income and Balanced funds 1%
The Income Fund of America, Class R-6	79,089	4,696	60,453	(1,425)	(4,962)	16,945	2,135	1,711
Fixed income funds 98%
Intermediate Bond Fund of America, Class R-6	703,884	62,097	—	—	32,008	797,989	12,898	6,210
Short-Term Bond Fund of America, Class R-6	463,683	286,684	316	13	11,573	761,637	9,726	166
American Funds Mortgage Fund, Class R-6	563,420	54,681	194,747	11,543	12,416	447,313	8,976	4,957
American Funds Strategic Bond Fund, Class R-6	—	228,865	650	10	(1,423)	226,802	970	—
The Bond Fund of America, Class R-6	155,831	4,862	133,160	8,634	(2,104)	34,063	2,658	2,076
						2,267,804
Total 100%				$15,298	$45,724	$2,301,688	$38,783	$17,286

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

16	American Funds College Target Date Series

American Funds College Enrollment Fund

Investment portfolio October 31, 2020

Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	26,434,694	$375,108
Short-Term Bond Fund of America, Class R-6	36,883,758	375,108
American Funds Mortgage Fund, Class R-6	20,243,895	214,383
American Funds Strategic Bond Fund, Class R-6	9,060,952	106,829
		1,071,428

Total investment securities 100% (cost: $1,045,698,000)		1,071,428
Other assets less liabilities 0%		(278)

Net assets 100%		$1,071,150

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	$399,801	$21,132	$62,034	$1,398	$14,811	$375,108	$6,647	$3,355
Short-Term Bond Fund of America, Class R-6	399,611	24,739	57,120	531	7,347	375,108	6,419	130
American Funds Mortgage Fund, Class R-6	342,865	18,138	159,477	5,110	7,747	214,383	4,895	2,840
American Funds Strategic Bond Fund, Class R-6	—	108,699	1,216	16	(670)	106,829	456	—
Total 100%				$7,055	$29,235	$1,071,428	$18,417	$6,325

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds College Target Date Series	17

Financial statements

Statements of assets and liabilities
at October 31, 2020	(dollars and shares in thousands, except per-share amounts)

		College 2036	College 2033	College 2030	College 2027	College 2024
		Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities of affiliated issuers, at value		$675,113	$1,533,528	$2,291,352	$2,079,619	$2,617,627
Receivables for:
Sales of fund’s shares		73,807	133,764	195,743	204,544	248,653
Dividends		97	565	1,187	1,273	2,006
Total assets		749,017	1,667,857	2,488,282	2,285,436	2,868,286

Liabilities:
Payables for:
Purchases of investments		1,682	1,832	2,358	2,489	2,811
Repurchases of fund’s shares		72,108	132,294	194,397	203,162	247,728
Services provided by related parties		206	376	552	492	669
Trustees’ deferred compensation		1	5	9	8	10
Other		35	81	120	108	135
Total liabilities		74,032	134,588	197,436	206,259	251,353
Net assets at October 31, 2020		$674,985	$1,533,269	$2,290,846	$2,079,177	$2,616,933

Net assets consist of:
Capital paid in on shares of beneficial interest		$628,285	$1,381,125	$2,107,991	$1,944,973	$2,443,667
Total distributable earnings		46,700	152,144	182,855	134,204	173,266
Net assets at October 31, 2020		$674,985	$1,533,269	$2,290,846	$2,079,177	$2,616,933
Investment securities of affiliated issuers, at cost		$657,739	$1,464,762	$2,210,713	$2,030,591	$2,525,982

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$552,028	$1,262,506	$1,895,454	$1,687,501	$2,045,558
	Shares outstanding	49,183	101,495	135,507	128,721	162,732
	Net asset value per share	$11.22	$12.44	$13.99	$13.11	$12.57
Class 529-C:	Net assets	$35,987	$98,292	$139,431	$131,771	$238,136
	Shares outstanding	3,242	8,014	10,160	10,227	19,278
	Net asset value per share	$11.10	$12.27	$13.72	$12.88	$12.35
Class 529-E:	Net assets	$14,756	$40,195	$61,708	$57,021	$86,129
	Shares outstanding	1,317	3,249	4,445	4,387	6,891
	Net asset value per share	$11.20	$12.37	$13.88	$13.00	$12.50
Class 529-T:	Net assets	$12	$13	$13	$12	$12
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$11.29	$12.48	$14.01	$13.14	$12.59
Class 529-F-1:	Net assets	$53	$22	$13	$14	$20
	Shares outstanding	5	2	1	1	2
	Net asset value per share	$11.28	$12.51	$14.06	$13.19	$12.63
Class 529-F-2:	Net assets	$72,139	$132,231	$194,217	$202,848	$247,068
	Shares outstanding	6,429	10,629	13,883	15,473	19,655
	Net asset value per share	$11.22	$12.44	$13.99	$13.11	$12.57
Class 529-F-3:	Net assets	$10	$10	$10	$10	$10
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$11.22	$12.44	$13.99	$13.11	$12.57

See notes to financial statements.

18	American Funds College Target Date Series

Statements of assets and liabilities

at October 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

			College
		College 2021	Enrollment
		Fund	Fund
Assets:
Investment securities of affiliated issuers, at value		$2,301,688	$1,071,428
Receivables for:
Sales of investments		—	191
Sales of fund’s shares		226,604	120,527
Dividends		1,888	886
Total assets		2,530,180	1,193,032

Liabilities:
Payables for:
Purchases of investments		2,963	886
Repurchases of fund’s shares		225,503	120,656
Services provided by related parties		618	278
Trustees’ deferred compensation		10	7
Other		118	55
Total liabilities		229,212	121,882
Net assets at October 31, 2020		$2,300,968	$1,071,150

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,185,052	$1,028,031
Total distributable earnings		115,916	43,119
Net assets at October 31, 2020		$2,300,968	$1,071,150
Investment securities of affiliated issuers, at cost		$2,234,221	$1,045,698

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$1,743,294	$821,225
	Shares outstanding	148,843	79,046
	Net asset value per share	$11.71	$10.39
Class 529-C:	Net assets	$246,672	$92,366
	Shares outstanding	21,395	8,936
	Net asset value per share	$11.53	$10.34
Class 529-E:	Net assets	$86,209	$37,738
	Shares outstanding	7,404	3,644
	Net asset value per share	$11.64	$10.36
Class 529-T:	Net assets	$12	$11
	Shares outstanding	1	1
	Net asset value per share	$11.73	$10.40
Class 529-F-1:	Net assets	$13	$72
	Shares outstanding	1	7
	Net asset value per share	$11.76	$10.43
Class 529-F-2:	Net assets	$224,758	$119,728
	Shares outstanding	19,194	11,524
	Net asset value per share	$11.71	$10.39
Class 529-F-3:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$11.71	$10.39

See notes to financial statements.

American Funds College Target Date Series	19

Financial statements (continued)

Statements of operations
for the year ended October 31, 2020	(dollars in thousands)

	College 2036	College 2033	College 2030	College 2027	College 2024
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income:
Dividends from affiliated issuers	$8,272	$25,161	$43,631	$43,657	$50,980

Fees and expenses*:
Distribution services	1,542	3,916	6,355	5,737	7,658
Transfer agent services	494	1,376	2,149	1,939	2,392
529 plan services	316	848	1,318	1,189	1,477
Reports to shareholders	27	60	84	72	85
Registration statement and prospectus	82	102	117	100	111
Trustees’ compensation	1	5	7	7	8
Auditing and legal	14	19	24	22	25
Custodian	6	6	6	6	6
Other	1	3	5	4	5
Total fees and expenses	2,483	6,335	10,065	9,076	11,767
Net investment income	5,789	18,826	33,566	34,581	39,213

Net realized gain and unrealized appreciation (depreciation):
Net realized gain on sale of investments of affiliated issuers	15,358	45,117	48,800	37,008	27,149
Capital gain distributions received from affiliated issuers	10,712	27,750	33,255	26,603	31,133
	26,070	72,867	82,055	63,611	58,282
Net unrealized appreciation (depreciation) on investments of affiliated issuers	7,696	14,996	(5,273)	(20,611)	10,283
Net realized gain and unrealized appreciation (depreciation)	33,766	87,863	76,782	43,000	68,565

Net increase in net assets resulting from operations	$39,555	$106,689	$110,348	$77,581	$107,778

See end of statements of operations for footnote.

See notes to financial statements.

20	American Funds College Target Date Series

Statements of operations

for the year ended October 31, 2020 (continued)	(dollars in thousands)

		College
	College 2021	Enrollment
	Fund	Fund
Investment income:
Income:
Dividends from affiliated issuers	$38,783	$18,417

Fees and expenses*:
Distribution services	7,413	3,535
Transfer agent services	2,221	1,130
529 plan services	1,365	683
Reports to shareholders	77	42
Registration statement and prospectus	87	36
Trustees’ compensation	8	3
Auditing and legal	24	18
Custodian	6	6
Other	5	3
Total fees and expenses	11,206	5,456
Net investment income	27,577	12,961

Net realized gain and unrealized appreciation (depreciation):
Net realized gain on sale of investments of affiliated issuers	15,298	7,055
Capital gain distributions received from affiliated issuers	17,286	6,325
	32,584	13,380
Net unrealized appreciation (depreciation) on investments of affiliated issuers	45,724	29,235
Net realized gain and unrealized appreciation (depreciation)	78,308	42,615
Net increase in net assets resulting from operations	$105,885	$55,576

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

American Funds College Target Date Series	21

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	College 2036 Fund		College 2033 Fund		College 2030 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$5,789	$3,112	$18,826	$17,043	$33,566	$31,564
Net realized gain (loss)	26,070	5,330	72,867	36,846	82,055	49,315
Net unrealized appreciation (depreciation)	7,696	15,156	14,996	50,342	(5,273)	91,409
Net increase in net assets resulting from operations	39,555	23,598	106,689	104,231	110,348	172,288

Distributions paid to shareholders	(10,189)	(1,349)	(57,191)	(34,348)	(86,891)	(88,393)

Net capital share transactions	312,562	222,307	315,012	288,600	366,873	354,880

Total increase (decrease) in net assets	341,928	244,556	364,510	358,483	390,330	438,775

Net assets:
Beginning of year	333,057	88,501	1,168,759	810,276	1,900,516	1,461,741
End of year	$674,985	$333,057	$1,533,269	$1,168,759	$2,290,846	$1,900,516

	College 2027 Fund		College 2024 Fund		College 2021 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$34,581	$31,093	$39,213	$39,285	$27,577	$36,122
Net realized gain (loss)	63,611	30,370	58,282	21,615	32,584	16,275
Net unrealized appreciation (depreciation)	(20,611)	83,091	10,283	92,509	45,724	70,438
Net increase in net assets resulting from operations	77,581	144,554	107,778	153,409	105,885	122,835

Distributions paid to shareholders	(68,341)	(59,378)	(69,056)	(54,751)	(57,822)	(39,681)

Net capital share transactions	356,464	335,389	468,592	410,445	209,610	293,568

Total increase (decrease) in net assets	365,704	420,565	507,314	509,103	257,673	376,722

Net assets:
Beginning of year	1,713,473	1,292,908	2,109,619	1,600,516	2,043,295	1,666,573
End of year	$2,079,177	$1,713,473	$2,616,933	$2,109,619	$2,300,968	$2,043,295

See notes to financial statements.

22	American Funds College Target Date Series

Statements of changes in net assets (continued)	(dollars in thousands)

	College Enrollment Fund
	Year ended October 31,
	2020	2019
Operations:
Net investment income	$12,961	$21,171
Net realized gain (loss)	13,380	(1,292)
Net unrealized appreciation (depreciation)	29,235	43,069
Net increase in net assets resulting from operations	55,576	62,948

Distributions paid to shareholders	(23,087)	(15,488)

Net capital share transactions	(102,990)	(152,446)

Total increase (decrease) in net assets	(70,501)	(104,986)

Net assets:
Beginning of year	1,141,651	1,246,637
End of year	$1,071,150	$1,141,651

See notes to financial statements.

American Funds College Target Date Series	23

Notes to financial statements

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[2]
Class 529-E	None	None	None
Class 529-T3	Up to 2.50%	None	None
Classes 529-F-1, 529-F-2 and 529-F-3	None	None	None

[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class 529-C converts to Class 529-A after five years.
[3]	Class 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

24	American Funds College Target Date Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2020, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the funds’ investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

American Funds College Target Date Series	25

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of

26	American Funds College Target Date Series

the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

American Funds College Target Date Series	27

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; capital losses related to sales of certain securities within 30 days of purchase and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2020, were as follows (dollars in thousands):

	College	College	College	College	College	College	College
	2036 Fund	2033 Fund	2030 Fund	2027 Fund	2024 Fund	2021 Fund	Enrollment Fund
Undistributed ordinary income	$11,800	$24,612	$26,610	$28,694	$32,771	$22,304	$10,636
Undistributed long-term capital gains	17,528	58,770	75,615	56,491	48,861	26,280	6,902
Capital loss carryforward utilized	—	—	—	—	—	—	3,475
Gross unrealized appreciation on investments	22,984	71,334	89,261	63,128	102,948	71,107	26,258
Gross unrealized depreciation on investments	(5,610)	(2,568)	(8,622)	(14,100)	(11,303)	(3,764)	(670)
Net unrealized appreciation on investments	17,374	68,766	80,639	49,028	91,645	67,343	25,588
Cost of investments	657,739	1,464,762	2,210,713	2,030,591	2,525,982	2,234,345	1,045,840
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	11	12	4	2	9	6	2

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

College 2036 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$4,030		$4,402		$8,432		$937		$183		$1,120
Class 529-C	181		302		483		44		13		57
Class 529-E	105		123		228		23		5		28
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	540		506		1,046		123		21		144
Class 529-F-2†	—		—		—
Class 529-F-3†	—		—		—
Total	$4,856		$5,333		$10,189		$1,127		$222		$1,349

See end of tables for footnotes.

28	American Funds College Target Date Series

College 2033 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$18,173		$28,776		$46,949		$10,451		$17,654		$28,105
Class 529-C	1,144		2,856		4,000		596		1,951		2,547
Class 529-E	543		950		1,493		301		579		880
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	1,972		2,777		4,749		1,147		1,669		2,816
Class 529-F-2†	—		—		—
Class 529-F-3†	—		—		—
Total	$21,832		$35,359		$57,191		$12,495		$21,853		$34,348

College 2030 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$33,902		$34,774		$68,676		$19,406		$49,987		$69,393
Class 529-C	3,462		5,139		8,601		1,724		8,146		9,870
Class 529-E	1,116		1,250		2,366		619		1,820		2,439
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	3,759		3,489		7,248		2,067		4,624		6,691
Class 529-F-2†	—		—		—
Class 529-F-3†	—		—		—
Total	$42,239		$44,652		$86,891		$23,816		$64,577		$88,393

College 2027 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$30,403		$22,456		$52,859		$18,659		$26,684		$45,343
Class 529-C	3,325		3,544		6,869		2,040		4,831		6,871
Class 529-E	1,020		818		1,838		609		969		1,578
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	4,055		2,720		6,775		2,470		3,116		5,586
Class 529-F-2†	—		—		—
Class 529-F-3†	—		—		—
Total	$38,803		$29,538		$68,341		$23,778		$35,600		$59,378

College 2024 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$35,944		$15,779		$51,723		$22,910		$18,062		$40,972
Class 529-C	5,179		3,191		8,370		3,087		3,825		6,912
Class 529-E	1,497		719		2,216		952		836		1,788
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	4,821		1,926		6,747		2,987		2,092		5,079
Class 529-F-2†	—		—		—
Class 529-F-3†	—		—		—
Total	$47,441		$21,615		$69,056		$29,936		$24,815		$54,751

See end of tables for footnotes.

American Funds College Target Date Series	29

College 2021 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$31,231		$10,527		$41,758		$20,929		$7,584		$28,513
Class 529-C	5,323		2,661		7,984		3,511		2,102		5,613
Class 529-E	1,542		573		2,115		1,032		419		1,451
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	4,572		1,393		5,965		3,113		991		4,104
Class 529-F-2†	—		—		—
Class 529-F-3†	—		—		—
Total	$42,668		$15,154		$57,822		$28,585		$11,096		$39,681

College Enrollment Fund

	Year ended October 31, 2020						Year ended October 31, 2019
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$16,655		$—		$16,655		$11,086		$—		$11,086
Class 529-C	2,636		—		2,636		1,819		—		1,819
Class 529-E	800		—		800		567		—		567
Class 529-T	—	*	—		—	*	—	*	—		—	*
Class 529-F-1	2,996		—		2,996		2,016		—		2,016
Class 529-F-2†	—		—		—
Class 529-F-3†	—		—		—
Total	$23,087		$—		$23,087		$15,488		$—		$15,488

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class 529-F-2 and 529-F-3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

30	American Funds College Target Date Series

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2020, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class 529-A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is not considered a related party to the fund.

Class-specific expenses under the agreements described in this section for the year ended October 31, 2020, were as follows (dollars in thousands):

College 2036 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$1,213	$416		$261
Class 529-C	271	24		17
Class 529-E	58	8		7
Class 529-T	—	—	*	—	*
Class 529-F-1	—	46		31
Class 529-F-2†	Not applicable	—		—
Class 529-F-3†	Not applicable	—		—
Total class-specific expenses	$1,542	$494		$316

See end of tables for footnotes.

College 2033 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$2,732	$1,148		$693
Class 529-C	1,003	94		63
Class 529-E	181	25		23
Class 529-T	—	—	*	—	*
Class 529-F-1	—	109		69
Class 529-F-2†	Not applicable	—		—
Class 529-F-3†	Not applicable	—		—
Total class-specific expenses	$3,916	$1,376		$848

American Funds College Target Date Series	31

College 2030 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$4,072	$1,744		$1,050
Class 529-C	1,992	195		126
Class 529-E	291	40		36
Class 529-T	—	—	*	—	*
Class 529-F-1	—	170		106
Class 529-F-2†	Not applicable	—		—
Class 529-F-3†	Not applicable	—		—
Total class-specific expenses	$6,355	$2,149		$1,318

College 2027 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$3,592	$1,540		$926
Class 529-C	1,884	185		119
Class 529-E	261	36		33
Class 529-T	—	—	*	—	*
Class 529-F-1	—	178		111
Class 529-F-2†	Not applicable	—		—
Class 529-F-3†	Not applicable	—		—
Total class-specific expenses	$5,737	$1,939		$1,189

College 2024 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$4,272	$1,833		$1,105
Class 529-C	2,994	290		188
Class 529-E	392	53		49
Class 529-T	—	—	*	—	*
Class 529-F-1	—	216		135
Class 529-F-2†	Not applicable	—		—
Class 529-F-3†	Not applicable	—		—
Total class-specific expenses	$7,658	$2,392		$1,477

College 2021 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$3,711	$1,634		$976
Class 529-C	3,287	322		208
Class 529-E	415	57		52
Class 529-T	—	—	*	—	*
Class 529-F-1	—	208		129
Class 529-F-2†	Not applicable	—		—
Class 529-F-3†	Not applicable	—		—
Total class-specific expenses	$7,413	$2,221		$1,365

College Enrollment Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$1,828	$817		$482
Class 529-C	1,523	161		101
Class 529-E	184	28		25
Class 529-T	—	—	*	—	*
Class 529-F-1	—	124		75
Class 529-F-2†	Not applicable	—		—
Class 529-F-3†	Not applicable	—		—
Total class-specific expenses	$3,535	$1,130		$683

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
College 2036 Fund	$1	$—	*	$1
College 2033 Fund	4	1		5
College 2030 Fund	6	1		7
College 2027 Fund	6	1		7
College 2024 Fund	7	1		8
College 2021 Fund	7	1		8
College Enrollment Fund	3	—	*	3

*	Amount less than one thousand.

32	American Funds College Target Date Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2020, as follows (dollars in thousands):

	Purchases	Sales
College 2036 Fund	$460,968	$142,049
College 2033 Fund	655,958	351,736
College 2030 Fund	849,671	503,142
College 2027 Fund	877,597	528,542
College 2024 Fund	772,672	302,991
College 2021 Fund	646,726	450,295
College Enrollment Fund	172,709	279,848

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2036 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2020

Class 529-A	$266,109	24,713	$8,433		766		$(22,313)	(2,068)	$252,229		23,411
Class 529-C	21,835	2,018	483		45		(5,986)	(555)	16,332		1,508
Class 529-E	8,564	798	227		21		(2,143)	(196)	6,648		623
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	39,361	3,610	1,046		94		(75,203)	(6,688)	(34,796)		(2,984)
Class 529-F-2[3]	72,139	6,429	—		—		—	—	72,139		6,429
Class 529-F-3[3]	10	1	—		—		—	—	10		1
Total net increase (decrease)	$408,018	37,569	$10,189		926		$(105,645)	(9,507)	$312,562		28,988

Year ended October 31, 2019

Class 529-A	$192,596	19,096	$1,120		123		$(9,928)	(974)	$183,788		18,245
Class 529-C	12,681	1,263	57		6		(1,383)	(138)	11,355		1,131
Class 529-E	5,015	496	28		3		(368)	(36)	4,675		463
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	24,002	2,380	144		16		(1,657)	(162)	22,489		2,234
Total net increase (decrease)	$234,294	23,235	$1,349		148		$(13,336)	(1,310)	$222,307		22,073

See end of tables for footnotes.

American Funds College Target Date Series	33

College 2033 Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class 529-A	$287,542	23,874	$46,946	3,902		$(63,889)	(5,347)	$270,599	22,429
Class 529-C	22,427	1,896	3,999	335		(25,827)	(2,134)	599	97
Class 529-E	9,964	835	1,494	125		(3,746)	(309)	7,712	651
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	36,586	3,030	4,748	393		(137,474)	(11,007)	(96,140)	(7,584)
Class 529-F-2[3]	132,231	10,629	—	—		—	—	132,231	10,629
Class 529-F-3[3]	10	1	—	—		—	—	10	1
Total net increase (decrease)	$488,760	40,265	$57,188	4,755		$(230,936)	(18,797)	$315,012	26,223

Year ended October 31, 2019

Class 529-A	$255,818	22,376	$28,100	2,694		$(44,128)	(3,834)	$239,790	21,236
Class 529-C	21,577	1,905	2,546	246		(8,756)	(774)	15,367	1,377
Class 529-E	9,516	838	881	85		(2,445)	(213)	7,952	710
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	29,560	2,576	2,813	269		(6,883)	(595)	25,490	2,250
Total net increase (decrease)	$316,471	27,695	$34,341	3,294		$(62,212)	(5,416)	$288,600	25,573

College 2030 Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class 529-A	$425,137	30,810	$68,671	5,002		$(99,111)	(7,238)	$394,697	28,574
Class 529-C	37,728	2,797	8,600	635		(126,656)	(9,267)	(80,328)	(5,835)
Class 529-E	11,955	877	2,366	173		(6,006)	(443)	8,315	607
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	47,563	3,448	7,248	526		(204,850)	(14,596)	(150,039)	(10,622)
Class 529-F-2[3]	194,217	13,883	—	—		—	—	194,217	13,883
Class 529-F-3[3]	10	1	—	—		—	—	10	1
Total net increase (decrease)	$716,610	51,816	$86,886	6,336		$(436,623)	(31,544)	$366,873	26,608

Year ended October 31, 2019

Class 529-A	$289,254	21,827	$69,379	5,701		$(74,800)	(5,626)	$283,833	21,902
Class 529-C	33,730	2,580	9,871	821		(20,128)	(1,539)	23,473	1,862
Class 529-E	10,785	819	2,439	201		(3,528)	(266)	9,696	754
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	39,969	3,003	6,690	548		(8,782)	(656)	37,877	2,895
Total net increase (decrease)	$373,738	28,229	$88,380	7,271		$(107,238)	(8,087)	$354,880	27,413

See end of tables for footnotes.

34	American Funds College Target Date Series

College 2027 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class 529-A	$426,536	32,834	$52,833		4,112		$(102,906)	(8,004)	$376,463	28,942
Class 529-C	43,991	3,454	6,869		540		(125,586)	(9,801)	(74,726)	(5,807)
Class 529-E	12,331	958	1,838		144		(4,640)	(359)	9,529	743
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	—	[2]
Class 529-F-1	54,176	4,151	6,773		525		(218,609)	(16,607)	(157,660)	(11,931)
Class 529-F-2[3]	202,848	15,473	—		—		—	—	202,848	15,473
Class 529-F-3[3]	10	1	—		—		—	—	10	1
Total net increase (decrease)	$739,892	56,871	$68,313		5,321		$(451,741)	(34,771)	$356,464	27,421

Year ended October 31, 2019

Class 529-A	$296,971	23,675	$45,329		3,884		$(72,967)	(5,803)	$269,333	21,756
Class 529-C	39,565	3,195	6,871		595		(27,478)	(2,218)	18,958	1,572
Class 529-E	11,881	953	1,578		136		(3,133)	(251)	10,326	838
Class 529-T	—	—	1		—	[2]	—	—	1	—	[2]
Class 529-F-1	43,063	3,413	5,586		477		(11,878)	(936)	36,771	2,954
Total net increase (decrease)	$391,480	31,236	$59,365		5,092		$(115,456)	(9,208)	$335,389	27,120

College 2024 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class 529-A	$569,296	45,815	$51,708		4,259		$(148,351)	(12,014)	$472,653	38,060
Class 529-C	85,871	7,052	8,369		697		(168,807)	(13,745)	(74,567)	(5,996)
Class 529-E	19,628	1,591	2,215		183		(7,208)	(585)	14,635	1,189
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	—	[2]
Class 529-F-1	69,869	5,607	6,747		555		(267,823)	(21,240)	(191,207)	(15,078)
Class 529-F-2[3]	247,068	19,655	—		—		—	—	247,068	19,655
Class 529-F-3[3]	10	1	—		—		—	—	10	1
Total net increase (decrease)	$991,742	79,721	$69,039		5,694		$(592,189)	(47,584)	$468,592	37,831

Year ended October 31, 2019

Class 529-A	$360,131	30,098	$40,962		3,622		$(98,034)	(8,193)	$303,059	25,527
Class 529-C	86,704	7,339	6,909		617		(44,039)	(3,735)	49,574	4,221
Class 529-E	16,981	1,429	1,787		158		(5,323)	(447)	13,445	1,140
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	—	[2]
Class 529-F-1	53,846	4,475	5,079		448		(14,558)	(1,209)	44,367	3,714
Total net increase (decrease)	$517,662	43,341	$54,737		4,845		$(161,954)	(13,584)	$410,445	34,602

See end of tables for footnotes.

American Funds College Target Date Series	35

College 2021 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class 529-A	$500,871	43,333	$41,755		3,738		$(254,524)	(22,056)	$288,102	25,015
Class 529-C	79,386	7,004	7,983		722		(204,851)	(17,895)	(117,482)	(10,169)
Class 529-E	18,896	1,652	2,115		190		(14,414)	(1,254)	6,597	588
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	56,678	4,905	5,964		532		(255,017)	(21,730)	(192,375)	(16,293)
Class 529-F-2[3]	224,758	19,194	—		—		—	—	224,758	19,194
Class 529-F-3[3]	10	1	—		—		—	—	10	1
Total net increase (decrease)	$880,599	76,089	$57,817		5,182		$(728,806)	(62,935)	$209,610	18,336

Year ended October 31, 2019

Class 529-A	$349,249	31,199	$28,503		2,646		$(156,672)	(13,965)	$221,080	19,880
Class 529-C	93,113	8,432	5,611		526		(70,576)	(6,384)	28,148	2,574
Class 529-E	20,260	1,818	1,451		135		(9,556)	(857)	12,155	1,096
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	48,459	4,313	4,104		381		(20,378)	(1,813)	32,185	2,881
Total net increase (decrease)	$511,081	45,762	$39,669		3,688		$(257,182)	(23,019)	$293,568	26,431

College Enrollment Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class 529-A	$286,429	27,927	$16,650		1,689		$(272,550)	(26,745)	$30,529	2,871
Class 529-C	35,923	3,546	2,634		267		(157,736)	(15,427)	(119,179)	(11,614)
Class 529-E	10,707	1,052	799		81		(17,380)	(1,713)	(5,874)	(580)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	32,597	3,185	2,996		304		(163,797)	(15,795)	(128,204)	(12,306)
Class 529-F-2[3]	119,728	11,524	—		—		—	—	119,728	11,524
Class 529-F-3[3]	10	1	—		—		—	—	10	1
Total net increase (decrease)	$485,394	47,235	$23,079		2,341		$(611,463)	(59,680)	$(102,990)	(10,104)

Year ended October 31, 2019

Class 529-A	$193,004	19,491	$11,080		1,146		$(285,047)	(28,815)	$(80,963)	(8,178)
Class 529-C	50,794	5,153	1,817		188		(107,572)	(10,926)	(54,961)	(5,585)
Class 529-E	9,938	1,005	567		59		(18,536)	(1,881)	(8,031)	(817)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	35,190	3,543	2,014		208		(45,695)	(4,607)	(8,491)	(856)
Total net increase (decrease)	$288,926	29,192	$15,478		1,601		$(456,850)	(46,229)	$(152,446)	(15,436)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

36	American Funds College Target Date Series

Financial highlights

College 2036 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class 529-A:
10/31/2020	$10.68	$.12	$.71	$.83	$(.14)	$(.15)	$(.29)	$11.22	7.80%	$552		.48%		.48%		.85%		1.15%
10/31/2019	9.71	.15	.93	1.08	(.09)	(.02)	(.11)	10.68	11.33	275		.51		.51		.89		1.51
10/31/2018[6,7]	10.00	.09	(.38)	(.29)	—	—	—	9.71	(2.90)[8]	73		.56	[9]	.50	[9]	.89	[9]	1.27	[9]

Class 529-C:
10/31/2020	10.59	.05	.70	.75	(.09)	(.15)	(.24)	11.10	7.12	36		1.18		1.18		1.55		.48
10/31/2019	9.67	.08	.92	1.00	(.06)	(.02)	(.08)	10.59	10.48	18		1.20		1.20		1.58		.83
10/31/2018[6,7]	10.00	.05	(.38)	(.33)	—	—	—	9.67	(3.30)[8]	6		1.25	[9]	1.19	[9]	1.58	[9]	.66	[9]

Class 529-E:
10/31/2020	10.67	.11	.70	.81	(.13)	(.15)	(.28)	11.20	7.60	15		.65		.65		1.02		1.00
10/31/2019	9.70	.14	.93	1.07	(.08)	(.02)	(.10)	10.67	11.19	8		.67		.67		1.05		1.36
10/31/2018[6,7]	10.00	.09	(.39)	(.30)	—	—	—	9.70	(3.00)[8]	2		.86	[9]	.68	[9]	1.07	[9]	1.23	[9]

Class 529-T:
10/31/2020	10.73	.16	.70	.86	(.15)	(.15)	(.30)	11.29	8.06 [10]	—	[11]	.23	[10]	.23	[10]	.60	[10]	1.50	[10]
10/31/2019	9.72	.19	.93	1.12	(.09)	(.02)	(.11)	10.73	11.66 [10]	—	[11]	.26	[10]	.26	[10]	.64	[10]	1.89	[10]
10/31/2018[6,7]	10.00	.11	(.39)	(.28)	—	—	—	9.72	(2.80)[8,10]	—	[11]	.71	[9,10]	.31	[9,10]	.70	[9,10]	1.49	[9,10]

Class 529-F-1:
10/31/2020	10.72	.16	.71	.87	(.16)	(.15)	(.31)	11.28	8.17 [10]	—	[11]	.18	[10]	.18	[10]	.55	[10]	1.43	[10]
10/31/2019	9.73	.18	.94	1.12	(.11)	(.02)	(.13)	10.72	11.67	32		.20		.20		.58		1.80
10/31/2018[6,7]	10.00	.12	(.39)	(.27)	—	—	—	9.73	(2.70)[8]	8		.26	[9]	.19	[9]	.58	[9]	1.55	[9]

Class 529-F-2:
10/31/2020[6,12]	11.22	—	—	—	—	—	—	11.22	—	72		—		—		—		—

Class 529-F-3:
10/31/2020[6,12]	11.22	—	—	—	—	—	—	11.22	—	—	[11]	—		—		—		—

See end of tables for footnotes.

American Funds College Target Date Series	37

Financial highlights (continued)

College 2033 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class 529-A:
10/31/2020	$12.04	$.17	$.80	$.97	$(.21)	$(.36)	$(.57)	$12.44	8.22%	$1,263		.42%		.42%		.76%		1.42%
10/31/2019	11.33	.20	.97	1.17	(.17)	(.29)	(.46)	12.04	10.95	952		.45		.45		.81		1.76
10/31/2018	11.67	.18	(.27)	(.09)	(.13)	(.12)	(.25)	11.33	(.78)	655		.43		.43		.81		1.49
10/31/2017	10.10	.17	1.63	1.80	(.14)	(.09)	(.23)	11.67	18.15	428		.34		.34		.73		1.53
10/31/2016	9.89	.15	.16	.31	(.10)	—	(.10)	10.10	3.13	166		.41		.39		.79		1.54

Class 529-C:
10/31/2020	11.88	.08	.80	.88	(.13)	(.36)	(.49)	12.27	7.53	98		1.17		1.17		1.51		.71
10/31/2019	11.18	.12	.96	1.08	(.09)	(.29)	(.38)	11.88	10.13	94		1.18		1.18		1.54		1.03
10/31/2018	11.53	.09	(.27)	(.18)	(.05)	(.12)	(.17)	11.18	(1.58)	73		1.20		1.20		1.58		.72
10/31/2017	10.00	.07	1.63	1.70	(.08)	(.09)	(.17)	11.53	17.23	58		1.20		1.20		1.59		.70
10/31/2016	9.85	.07	.15	.22	(.07)	—	(.07)	10.00	2.21	29		1.24		1.22		1.62		.72

Class 529-E:
10/31/2020	11.98	.14	.79	.93	(.18)	(.36)	(.54)	12.37	7.99	40		.64		.64		.98		1.21
10/31/2019	11.28	.18	.96	1.14	(.15)	(.29)	(.44)	11.98	10.69	31		.66		.66		1.02		1.55
10/31/2018	11.62	.15	(.26)	(.11)	(.11)	(.12)	(.23)	11.28	(1.01)	21		.67		.67		1.05		1.26
10/31/2017	10.06	.13	1.64	1.77	(.12)	(.09)	(.21)	11.62	17.87	13		.67		.67		1.06		1.19
10/31/2016	9.88	.13	.14	.27	(.09)	—	(.09)	10.06	2.78	5		.71		.69		1.09		1.29

Class 529-T:
10/31/2020	12.07	.20	.80	1.00	(.23)	(.36)	(.59)	12.48	8.46 [10]	—	[11]	.21	[10]	.21	[10]	.55	[10]	1.66	[10]
10/31/2019	11.35	.23	.97	1.20	(.19)	(.29)	(.48)	12.07	11.19 [10]	—	[11]	.24	[10]	.24	[10]	.60	[10]	1.99	[10]
10/31/2018	11.67	.20	(.26)	(.06)	(.14)	(.12)	(.26)	11.35	(.52)[10]	—	[11]	.25	[10]	.25	[10]	.63	[10]	1.68	[10]
10/31/2017[6,13]	10.61	.08	.98	1.06	—	—	—	11.67	9.99 [8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.62	[9,10]	1.34	[9,10]

Class 529-F-1:
10/31/2020	12.10	.20	.80	1.00	(.23)	(.36)	(.59)	12.51	8.51 [10]	—	[11]	.18	[10]	.18	[10]	.52	[10]	1.66	[10]
10/31/2019	11.38	.23	.98	1.21	(.20)	(.29)	(.49)	12.10	11.29	92		.19		.19		.55		2.02
10/31/2018	11.71	.20	(.26)	(.06)	(.15)	(.12)	(.27)	11.38	(.59)	61		.20		.20		.58		1.72
10/31/2017	10.12	.18	1.65	1.83	(.15)	(.09)	(.24)	11.71	18.42	33		.20		.20		.59		1.67
10/31/2016	9.91	.17	.14	.31	(.10)	—	(.10)	10.12	3.21	13		.24		.22		.62		1.77

Class 529-F-2:
10/31/2020[6,12]	12.44	—	—	—	—	—	—	12.44	—	132		—		—		—		—

Class 529-F-3:
10/31/2020[6,12]	12.44	—	—	—	—	—	—	12.44	—	—	[11]	—		—		—		—

See end of tables for footnotes.

38	American Funds College Target Date Series

Financial highlights (continued)

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class 529-A:
10/31/2020	$13.86	$.23	$.52	$.75	$(.27)	$(.35)	$(.62)	$13.99	5.53%		$1,896		.42%		.42%		.74%		1.64%
10/31/2019	13.32	.26	1.07	1.33	(.22)	(.57)	(.79)	13.86	10.81		1,482		.44		.44		.78		1.95
10/31/2018	13.83	.23	(.23)	— [14]	(.18)	(.33)	(.51)	13.32	(.07)		1,133		.43		.43		.79		1.65
10/31/2017	12.63	.20	1.52	1.72	(.20)	(.32)	(.52)	13.83	14.16		931		.41		.41		.78		1.55
10/31/2016	12.70	.19	.22	.41	(.18)	(.30)	(.48)	12.63	3.42		643		.42		.41		.79		1.57

Class 529-C:
10/31/2020	13.61	.13	.51	.64	(.18)	(.35)	(.53)	13.72	4.74		139		1.16		1.16		1.48		.97
10/31/2019	13.09	.16	1.05	1.21	(.12)	(.57)	(.69)	13.61	9.94		218		1.18		1.18		1.52		1.21
10/31/2018	13.60	.12	(.22)	(.10)	(.08)	(.33)	(.41)	13.09	(.82)		185		1.19		1.19		1.55		.87
10/31/2017	12.44	.10	1.49	1.59	(.11)	(.32)	(.43)	13.60	13.23		174		1.20		1.20		1.57		.77
10/31/2016	12.53	.09	.22	.31	(.10)	(.30)	(.40)	12.44	2.56		132		1.23		1.22		1.60		.77

Class 529-E:
10/31/2020	13.76	.19	.53	.72	(.25)	(.35)	(.60)	13.88	5.29		62		.64		.64		.96		1.43
10/31/2019	13.23	.23	1.06	1.29	(.19)	(.57)	(.76)	13.76	10.56		53		.65		.65		.99		1.74
10/31/2018	13.75	.19	(.23)	(.04)	(.15)	(.33)	(.48)	13.23	(.35)		41		.66		.66		1.02		1.41
10/31/2017	12.56	.17	1.51	1.68	(.17)	(.32)	(.49)	13.75	13.89		33		.66		.66		1.03		1.30
10/31/2016	12.64	.16	.22	.38	(.16)	(.30)	(.46)	12.56	3.13		22		.70		.68		1.06		1.29

Class 529-T:
10/31/2020	13.88	.26	.52	.78	(.30)	(.35)	(.65)	14.01	5.70	[10]	—	[11]	.21	[10]	.21	[10]	.53	[10]	1.86	[10]
10/31/2019	13.33	.29	1.07	1.36	(.24)	(.57)	(.81)	13.88	11.07	[10]	—	[11]	.24	[10]	.24	[10]	.58	[10]	2.16	[10]
10/31/2018	13.85	.25	(.23)	.02	(.21)	(.33)	(.54)	13.33	.05	[10]	—	[11]	.24	[10]	.24	[10]	.60	[10]	1.82	[10]
10/31/2017[6,13]	12.82	.11	.92	1.03	—	—	—	13.85	8.03	[8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.60	[9,10]	1.48	[9,10]

Class 529-F-1:
10/31/2020	13.93	.26	.53	.79	(.31)	(.35)	(.66)	14.06	5.74	[10]	—	[11]	.17	[10]	.17	[10]	.49	[10]	1.88	[10]
10/31/2019	13.38	.29	1.08	1.37	(.25)	(.57)	(.82)	13.93	11.14		148		.19		.19		.53		2.20
10/31/2018	13.89	.26	(.23)	.03	(.21)	(.33)	(.54)	13.38	.13		103		.19		.19		.55		1.87
10/31/2017	12.68	.23	1.52	1.75	(.22)	(.32)	(.54)	13.89	14.39		72		.20		.20		.57		1.76
10/31/2016	12.75	.22	.21	.43	(.20)	(.30)	(.50)	12.68	3.55		42		.23		.21		.59		1.76

Class 529-F-2:
10/31/2020[6,12]	13.99	—	—	—	—	—	—	13.99	—		194		—		—		—		—

Class 529-F-3:
10/31/2020[6,12]	13.99	—	—	—	—	—	—	13.99	—		—	[11]	—		—		—		—

See end of tables for footnotes.

American Funds College Target Date Series	39

Financial highlights (continued)

College 2027 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class 529-A:
10/31/2020	$13.06	$.24	$.32	$.56	$(.29)	$(.22)	$(.51)	$13.11	4.39%		$1,687		.42%		.42%		.69%		1.86%
10/31/2019	12.42	.27	.93	1.20	(.23)	(.33)	(.56)	13.06	10.23		1,303		.44		.44		.73		2.15
10/31/2018	12.92	.24	(.24)	—	(.19)	(.31)	(.50)	12.42	(.11)		969		.43		.43		.75		1.91
10/31/2017	12.17	.20	1.06	1.26	(.19)	(.32)	(.51)	12.92	10.76		777		.41		.41		.76		1.65
10/31/2016	12.26	.20	.23	.43	(.19)	(.33)	(.52)	12.17	3.70		537		.44		.42		.78		1.64

Class 529-C:
10/31/2020	12.85	.15	.30	.45	(.20)	(.22)	(.42)	12.88	3.57		132		1.16		1.16		1.43		1.21
10/31/2019	12.22	.18	.92	1.10	(.14)	(.33)	(.47)	12.85	9.46		206		1.18		1.18		1.47		1.41
10/31/2018	12.72	.14	(.24)	(.10)	(.09)	(.31)	(.40)	12.22	(.89)		177		1.19		1.19		1.51		1.14
10/31/2017	11.99	.11	1.05	1.16	(.11)	(.32)	(.43)	12.72	9.97		167		1.19		1.19		1.54		.87
10/31/2016	12.10	.10	.23	.33	(.11)	(.33)	(.44)	11.99	2.86		128		1.23		1.22		1.58		.85

Class 529-E:
10/31/2020	12.96	.21	.32	.53	(.27)	(.22)	(.49)	13.00	4.16		57		.64		.64		.91		1.65
10/31/2019	12.33	.24	.93	1.17	(.21)	(.33)	(.54)	12.96	10.01		47		.65		.65		.94		1.94
10/31/2018	12.83	.21	(.24)	(.03)	(.16)	(.31)	(.47)	12.33	(.35)		35		.66		.66		.98		1.69
10/31/2017	12.09	.17	1.05	1.22	(.16)	(.32)	(.48)	12.83	10.51		27		.66		.66		1.01		1.40
10/31/2016	12.19	.16	.23	.39	(.16)	(.33)	(.49)	12.09	3.44		20		.70		.68		1.04		1.39

Class 529-T:
10/31/2020	13.09	.27	.31	.58	(.31)	(.22)	(.53)	13.14	4.56	[10]	—	[11]	.22	[10]	.22	[10]	.49	[10]	2.08	[10]
10/31/2019	12.44	.30	.93	1.23	(.25)	(.33)	(.58)	13.09	10.49	[10]	—	[11]	.23	[10]	.23	[10]	.52	[10]	2.36	[10]
10/31/2018	12.94	.27	(.25)	.02	(.21)	(.31)	(.52)	12.44	.08	[10]	—	[11]	.24	[10]	.24	[10]	.56	[10]	2.09	[10]
10/31/2017[6,13]	12.18	.12	.64	.76	—	—	—	12.94	6.24	[8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.58	[9,10]	1.67	[9,10]

Class 529-F-1:
10/31/2020	13.14	.27	.32	.59	(.32)	(.22)	(.54)	13.19	4.60	[10]	—	[11]	.17	[10]	.17	[10]	.44	[10]	2.11	[10]
10/31/2019	12.49	.30	.94	1.24	(.26)	(.33)	(.59)	13.14	10.55		157		.19		.19		.48		2.40
10/31/2018	12.98	.27	(.24)	.03	(.21)	(.31)	(.52)	12.49	.17		112		.19		.19		.51		2.15
10/31/2017	12.22	.23	1.06	1.29	(.21)	(.32)	(.53)	12.98	11.02		75		.20		.20		.55		1.86
10/31/2016	12.31	.22	.23	.45	(.21)	(.33)	(.54)	12.22	3.87		43		.23		.21		.57		1.86

Class 529-F-2:
10/31/2020[6,12]	13.11	—	—	—	—	—	—	13.11	—		203		—		—		—		—

Class 529-F-3:
10/31/2020[6,12]	13.11	—	—	—	—	—	—	13.11	—		—	[11]	—		—		—		—

See end of tables for footnotes.

40	American Funds College Target Date Series

Financial highlights (continued)

College 2024 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class 529-A:
10/31/2020	$12.38	$.21	$.38	$.59	$(.28)	$(.12)	$(.40)	$12.57	4.91%		$2,046		.42%		.42%		.67%		1.72%
10/31/2019	11.78	.27	.74	1.01	(.23)	(.18)	(.41)	12.38	8.85		1,544		.43		.43		.70		2.23
10/31/2018	12.09	.23	(.22)	.01	(.19)	(.13)	(.32)	11.78	.02		1,168		.43		.43		.71		1.96
10/31/2017	11.65	.21	.62	.83	(.20)	(.19)	(.39)	12.09	7.36		935		.42		.42		.70		1.75
10/31/2016	11.81	.20	.22	.42	(.20)	(.38)	(.58)	11.65	3.79		681		.44		.43		.73		1.77

Class 529-C:
10/31/2020	12.18	.13	.36	.49	(.20)	(.12)	(.32)	12.35	4.12		238		1.16		1.16		1.41		1.07
10/31/2019	11.60	.18	.72	.90	(.14)	(.18)	(.32)	12.18	8.02		308		1.17		1.17		1.44		1.49
10/31/2018	11.90	.14	(.22)	(.08)	(.09)	(.13)	(.22)	11.60	(.71)		244		1.18		1.18		1.46		1.18
10/31/2017	11.48	.11	.62	.73	(.12)	(.19)	(.31)	11.90	6.56		236		1.19		1.19		1.47		.98
10/31/2016	11.66	.11	.22	.33	(.13)	(.38)	(.51)	11.48	2.94		176		1.23		1.21		1.51		.99

Class 529-E:
10/31/2020	12.32	.19	.37	.56	(.26)	(.12)	(.38)	12.50	4.64		86		.64		.64		.89		1.51
10/31/2019	11.72	.24	.74	.98	(.20)	(.18)	(.38)	12.32	8.67		70		.65		.65		.92		2.01
10/31/2018	12.04	.20	(.23)	(.03)	(.16)	(.13)	(.29)	11.72	(.27)		54		.66		.66		.94		1.73
10/31/2017	11.60	.18	.63	.81	(.18)	(.19)	(.37)	12.04	7.17		43		.66		.66		.94		1.50
10/31/2016	11.76	.17	.23	.40	(.18)	(.38)	(.56)	11.60	3.54		32		.70		.68		.98		1.51

Class 529-T:
10/31/2020	12.40	.24	.37	.61	(.30)	(.12)	(.42)	12.59	5.07	[10]	—	[11]	.21	[10]	.21	[10]	.46	[10]	1.96	[10]
10/31/2019	11.80	.29	.73	1.02	(.24)	(.18)	(.42)	12.40	9.02	[10]	—	[11]	.23	[10]	.23	[10]	.50	[10]	2.43	[10]
10/31/2018	12.11	.25	(.22)	.03	(.21)	(.13)	(.34)	11.80	.22	[10]	—	[11]	.24	[10]	.24	[10]	.52	[10]	2.14	[10]
10/31/2017[6,13]	11.62	.12	.37	.49	—	—	—	12.11	4.22	[8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.51	[9,10]	1.77	[9,10]

Class 529-F-1:
10/31/2020	12.44	.25	.37	.62	(.31)	(.12)	(.43)	12.63	5.12	[10]	—	[11]	.17	[10]	.17	[10]	.42	[10]	1.97	[10]
10/31/2019	11.84	.30	.74	1.04	(.26)	(.18)	(.44)	12.44	9.09		188		.19		.19		.46		2.47
10/31/2018	12.14	.26	(.22)	.04	(.21)	(.13)	(.34)	11.84	.30		135		.19		.19		.47		2.19
10/31/2017	11.69	.23	.63	.86	(.22)	(.19)	(.41)	12.14	7.63		92		.19		.19		.47		1.97
10/31/2016	11.85	.23	.21	.44	(.22)	(.38)	(.60)	11.69	3.97		57		.23		.21		.51		1.99

Class 529-F-2:
10/31/2020[6,12]	12.57	—	—	—	—	—	—	12.57	—		247		—		—		—		—

Class 529-F-3:
10/31/2020[6,12]	12.57	—	—	—	—	—	—	12.57	—		—	[11]	—		—		—		—

See end of tables for footnotes.

American Funds College Target Date Series	41

Financial highlights (continued)

College 2021 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class 529-A:
10/31/2020	$11.48	$.15	$.41	$.56	$(.24)	$(.09)	$(.33)	$11.71	5.04%	$1,743		.41%		.41%		.68%		1.34%
10/31/2019	10.99	.23	.53	.76	(.19)	(.08)	(.27)	11.48	7.08	1,421		.43		.43		.72		2.07
10/31/2018	11.38	.19	(.33)	(.14)	(.15)	(.10)	(.25)	10.99	(1.27)	1,142		.43		.43		.72		1.76
10/31/2017	11.39	.17	.16	.33	(.19)	(.15)	(.34)	11.38	3.07	961		.43		.43		.71		1.52
10/31/2016	11.44	.19	.20	.39	(.20)	(.24)	(.44)	11.39	3.62	745		.45		.44		.72		1.69

Class 529-C:
10/31/2020	11.30	.08	.40	.48	(.16)	(.09)	(.25)	11.53	4.35	247		1.16		1.16		1.43		.69
10/31/2019	10.83	.15	.52	.67	(.12)	(.08)	(.20)	11.30	6.22	357		1.17		1.17		1.46		1.33
10/31/2018	11.21	.11	(.33)	(.22)	(.06)	(.10)	(.16)	10.83	(2.04)	314		1.18		1.18		1.47		.99
10/31/2017	11.23	.08	.17	.25	(.12)	(.15)	(.27)	11.21	2.33	325		1.19		1.19		1.47		.76
10/31/2016	11.30	.10	.20	.30	(.13)	(.24)	(.37)	11.23	2.81	246		1.22		1.21		1.49		.92

Class 529-E:
10/31/2020	11.41	.13	.41	.54	(.22)	(.09)	(.31)	11.64	4.85	86		.64		.64		.91		1.13
10/31/2019	10.93	.21	.52	.73	(.17)	(.08)	(.25)	11.41	6.81	78		.65		.65		.94		1.85
10/31/2018	11.33	.17	(.34)	(.17)	(.13)	(.10)	(.23)	10.93	(1.56)	63		.66		.66		.95		1.53
10/31/2017	11.34	.14	.17	.31	(.17)	(.15)	(.32)	11.33	2.87	52		.66		.66		.94		1.28
10/31/2016	11.39	.16	.21	.37	(.18)	(.24)	(.42)	11.34	3.41	38		.70		.68		.96		1.45

Class 529-T:
10/31/2020	11.49	.18	.41	.59	(.26)	(.09)	(.35)	11.73	5.31 [10]	—	[11]	.21	[10]	.21	[10]	.48	[10]	1.57	[10]
10/31/2019	11.00	.25	.53	.78	(.21)	(.08)	(.29)	11.49	7.26 [10]	—	[11]	.23	[10]	.23	[10]	.52	[10]	2.27	[10]
10/31/2018	11.40	.21	(.33)	(.12)	(.18)	(.10)	(.28)	11.00	(1.15)[10]	—	[11]	.24	[10]	.24	[10]	.53	[10]	1.94	[10]
10/31/2017[6,13]	11.16	.10	.14	.24	—	—	—	11.40	2.15 [8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.51	[9,10]	1.57	[9,10]

Class 529-F-1:
10/31/2020	11.52	.18	.42	.60	(.27)	(.09)	(.36)	11.76	5.35 [10]	—	[11]	.17	[10]	.17	[10]	.44	[10]	1.59	[10]
10/31/2019	11.03	.26	.53	.79	(.22)	(.08)	(.30)	11.52	7.32	187		.19		.19		.48		2.31
10/31/2018	11.43	.22	(.34)	(.12)	(.18)	(.10)	(.28)	11.03	(1.15)	148		.19		.19		.48		2.00
10/31/2017	11.43	.20	.17	.37	(.22)	(.15)	(.37)	11.43	3.37	111		.20		.20		.48		1.75
10/31/2016	11.47	.22	.21	.43	(.23)	(.24)	(.47)	11.43	3.92	78		.23		.21		.49		1.92

Class 529-F-2:
10/31/2020[6,12]	11.71	—	—	—	—	—	—	11.71	—	225		—		—		—		—

Class 529-F-3:
10/31/2020[6,12]	11.71	—	—	—	—	—	—	11.71	—	—	[11]	—		—		—		—

See end of tables for footnotes.

42	American Funds College Target Date Series

Financial highlights (continued)

College Enrollment Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class 529-A:
10/31/2020	$10.09	$.13	$.40	$.53	$(.23)	$—	$(.23)	$10.39	5.34%	$821		.41%		.41%		.68%		1.25%
10/31/2019	9.70	.19	.34	.53	(.14)	—	(.14)	10.09	5.49	769		.42		.42		.71		1.91
10/31/2018	9.95	.16	(.27)	(.11)	(.12)	(.02)	(.14)	9.70	(1.11)	818		.44		.44		.75		1.61
10/31/2017	10.08	.11	(.08)	.03	(.14)	(.02)	(.16)	9.95	.30	213		.44		.44		.75		1.07
10/31/2016	10.02	.10	.07	.17	(.10)	(.01)	(.11)	10.08	1.72	246		.48		.47		.78		1.00

Class 529-C:
10/31/2020	10.02	.07	.39	.46	(.14)	—	(.14)	10.34	4.63	92		1.12		1.12		1.39		.65
10/31/2019	9.64	.11	.34	.45	(.07)	—	(.07)	10.02	4.73	206		1.18		1.18		1.47		1.16
10/31/2018	9.84	.08	(.26)	(.18)	—	(.02)	(.02)	9.64	(1.87)	252		1.18		1.18		1.49		.87
10/31/2017	9.97	.03	(.08)	(.05)	(.06)	(.02)	(.08)	9.84	(.50)	96		1.19		1.19		1.50		.32
10/31/2016	9.94	.03	.06	.09	(.05)	(.01)	(.06)	9.97	.96	117		1.24		1.22		1.53		.25

Class 529-E:
10/31/2020	10.05	.11	.40	.51	(.20)	—	(.20)	10.36	5.19	38		.61		.61		.88		1.08
10/31/2019	9.66	.17	.34	.51	(.12)	—	(.12)	10.05	5.31	42		.64		.64		.93		1.69
10/31/2018	9.92	.13	(.27)	(.14)	(.10)	(.02)	(.12)	9.66	(1.45)	49		.65		.65		.96		1.39
10/31/2017	10.04	.09	(.07)	.02	(.12)	(.02)	(.14)	9.92	.18	17		.64		.64		.95		.87
10/31/2016	9.99	.08	.07	.15	(.09)	(.01)	(.10)	10.04	1.49	18		.71		.69		1.00		.78

Class 529-T:
10/31/2020	10.10	.15	.40	.55	(.25)	—	(.25)	10.40	5.57 [10]	—	[11]	.21	[10]	.21	[10]	.48	[10]	1.47	[10]
10/31/2019	9.70	.21	.34	.55	(.15)	—	(.15)	10.10	5.71 [10]	—	[11]	.23	[10]	.23	[10]	.52	[10]	2.10	[10]
10/31/2018	9.96	.16	(.25)	(.09)	(.15)	(.02)	(.17)	9.70	(.96)[10]	—	[11]	.25	[10]	.25	[10]	.56	[10]	1.69	[10]
10/31/2017[6,13]	9.88	.07	.01	.08	—	—	—	9.96	.81 [8,10]	—	[11]	.24	[9,10]	.24	[9,10]	.55	[9,10]	1.26	[9,10]

Class 529-F-1:
10/31/2020	10.13	.15	.40	.55	(.25)	—	(.25)	10.43	5.59	—	[11]	.18		.18		.45		1.51
10/31/2019	9.73	.21	.35	.56	(.16)	—	(.16)	10.13	5.81	125		.19		.19		.48		2.15
10/31/2018	9.99	.18	(.27)	(.09)	(.15)	(.02)	(.17)	9.73	(.99)	128		.18		.18		.49		1.85
10/31/2017	10.11	.13	(.07)	.06	(.16)	(.02)	(.18)	9.99	.66	43		.20		.20		.51		1.31
10/31/2016	10.05	.13	.06	.19	(.12)	(.01)	(.13)	10.11	1.89	46		.23		.22		.53		1.26

Class 529-F-2:
10/31/2020[6,12]	10.39	—	—	—	—	—	—	10.39	—	120		—		—		—		—

Class 529-F-3:
10/31/2020[6,12]	10.39	—	—	—	—	—	—	10.39	—	—	[11]	—		—		—		—

See end of tables for footnotes.

American Funds College Target Date Series	43

Financial highlights (continued)

	Year ended October 31,
Portfolio turnover rate for all share classes	2020	2019		2018		2017	2016
College 2036 Fund	28%	—%[15]		—%[6,7,8,15]
College 2033 Fund	26	4		—	[15]	—%[15]	—%[15]
College 2030 Fund	24	7		8		6	4
College 2027 Fund	28	9		10		11	9
College 2024 Fund	13	—	[15]	6		13	10
College 2021 Fund	21	11		14		7	5
College Enrollment Fund	16	5		4		7	12

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed a portion of miscellaneous fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period February 9, 2018, commencement of operations, through October 31, 2018.
[8]	Not annualized.
[9]	Annualized.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class 529-F-2 and Class 529-F-3 shares began investment operations on October 30, 2020.
[13]	Class 529-T shares began investment operations on April 7, 2017.
[14]	Amount less than $.01.
[15]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

44	American Funds College Target Date Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds College Target Date Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds College Target Date Series (the “Funds”) comprising the American Funds College 2036 Fund, American Funds College 2033 Fund, American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, and American Funds College Enrollment Fund, including the investment portfolios as of October 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except American Funds College 2036 Fund; the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from February 9, 2018 (commencement of operations) through October 31, 2018, for American Funds College 2036 Fund; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except American Funds College 2036 Fund, as of October 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds College 2036 Fund as of October 31, 2020; the results of operations for the year ended October 31, 2020, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from February 9, 2018 (commencement of operations) through October 31, 2018, for American Funds College 2036 Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2020, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

December 10, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds College Target Date Series	45

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2020, through October 31, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	American Funds College Target Date Series

Expense example (continued)

College 2036 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,111.99	$2.45	.46%	$4.42	.83%
Class 529-A – assumed 5% return	1,000.00	1,022.89	2.35	.46	4.23	.83
Class 529-C – actual return	1,000.00	1,108.89	6.22	1.17	8.19	1.54
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.83	1.54
Class 529-E – actual return	1,000.00	1,111.11	3.41	.64	5.37	1.01
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	5.14	1.01
Class 529-T – actual return	1,000.00	1,113.41	1.23	.23	3.20	.60
Class 529-T – assumed 5% return	1,000.00	1,024.05	1.17	.23	3.06	.60
Class 529-F-1 – actual return	1,000.00	1,114.62	.91	.17	2.88	.54
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.75	.54

College 2033 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,090.27	$2.21	.42%	$4.00	.76%
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.87	.76
Class 529-C – actual return	1,000.00	1,086.80	6.10	1.16	7.89	1.50
Class 529-C – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.63	1.50
Class 529-E – actual return	1,000.00	1,088.91	3.37	.64	5.16	.98
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.99	.98
Class 529-T – actual return	1,000.00	1,091.86	1.11	.21	2.90	.55
Class 529-T – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.80	.55
Class 529-F-1 – actual return	1,000.00	1,092.57	.90	.17	2.69	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.60	.51

College 2030 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,057.45	$2.13	.41%	$3.79	.73%
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.72	.73
Class 529-C – actual return	1,000.00	1,053.76	6.00	1.16	7.66	1.48
Class 529-C – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.53	1.48
Class 529-E – actual return	1,000.00	1,056.32	3.27	.63	4.92	.95
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.84	.95
Class 529-T – actual return	1,000.00	1,058.16	1.09	.21	2.75	.53
Class 529-T – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.70	.53
Class 529-F-1 – actual return	1,000.00	1,058.73	.88	.17	2.54	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.50	.49

See end of tables for footnotes.

American Funds College Target Date Series	47

Expense example (continued)

College 2027 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,038.01	$2.11	.41%	$3.49	.68%
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.47	.68
Class 529-C – actual return	1,000.00	1,033.71	5.95	1.16	7.33	1.43
Class 529-C – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.27	1.43
Class 529-E – actual return	1,000.00	1,036.69	3.23	.63	4.62	.90
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.58	.90
Class 529-T – actual return	1,000.00	1,038.73	1.08	.21	2.47	.48
Class 529-T – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.45	.48
Class 529-F-1 – actual return	1,000.00	1,039.40	.87	.17	2.26	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.24	.44

College 2024 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,027.80	$2.10	.41%	$3.37	.66%
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.36	.66
Class 529-C – actual return	1,000.00	1,024.05	5.92	1.16	7.19	1.41
Class 529-C – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.17	1.41
Class 529-E – actual return	1,000.00	1,027.11	3.22	.63	4.50	.88
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.48	.88
Class 529-T – actual return	1,000.00	1,028.59	1.07	.21	2.35	.46
Class 529-T – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.35	.46
Class 529-F-1 – actual return	1,000.00	1,029.35	.87	.17	2.15	.42
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.14	.42

College 2021 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,016.50	$2.03	.40%	$3.41	.67%
Class 529-A – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.41	.67
Class 529-C – actual return	1,000.00	1,013.18	5.84	1.15	7.21	1.42
Class 529-C – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.22	1.42
Class 529-E – actual return	1,000.00	1,015.71	3.20	.63	4.57	.90
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.58	.90
Class 529-T – actual return	1,000.00	1,017.34	1.02	.20	2.39	.47
Class 529-T – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.40	.47
Class 529-F-1 – actual return	1,000.00	1,018.18	.86	.17	2.24	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.24	.44

See end of tables for footnotes.

48	American Funds College Target Date Series

Expense example (continued)

College Enrollment Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,012.67	$2.08	.41%	$3.45	.68%
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.47	.68
Class 529-C – actual return	1,000.00	1,008.78	5.37	1.06	6.73	1.33
Class 529-C – assumed 5% return	1,000.00	1,019.86	5.40	1.06	6.77	1.33
Class 529-E – actual return	1,000.00	1,011.72	2.99	.59	4.36	.86
Class 529-E – assumed 5% return	1,000.00	1,022.23	3.01	.59	4.38	.86
Class 529-T – actual return	1,000.00	1,013.65	1.07	.21	2.44	.48
Class 529-T – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.45	.48
Class 529-F-1 – actual return	1,000.00	1,013.61	.86	.17	2.23	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.24	.44

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2020:

	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College Enrollment Fund
Long-term capital gains	$5,333,000	$35,359,000	$44,652,000	$29,538,000	$21,615,000	$15,154,000	—

American Funds College Target Date Series	49

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2012	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None
Mary Davis Holt, 1950	2015-2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None
R. Clark Hooper, 1946	2012	Private investor	89	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85	Compass Minerals, Inc. (producer of salt and specialty fertilizers)

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Senior Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None
Michael C. Gitlin, 1970	2019	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

50	American Funds College Target Date Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Wesley K. Phoa, 1966 President	2012	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
Walt Burkley, 1966 Executive Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Michelle J. Black, 1971 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Vice Chair and President, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
James B. Lovelace, 1956 Senior Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]
Samir Mathur, 1965 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Reagan Anderson, 1977 Vice President	2020	Senior Vice President — Government Relations, Capital Group Companies Global[6]
Maria Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6] ; Director, Capital Group Investment Management Limited[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds College Target Date Series	51

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	American Funds College Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, summary prospectuses and CollegeAmerica Program Description, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com. CollegeAmerica is distributed by American Funds Distributors. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds College Target Date Series’ portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

Depending on your state of residence, there may be an in-state plan that provides state tax and other state benefits, such as financial aid, scholarship funds and protection from creditors, not available through CollegeAmerica. Before investing in any state’s 529 plan, investors should consult a tax advisor.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFCTD

Registrant:
a) Audit Fees:
Audit	2019	55,000
	2020	108,000

b) Audit-Related Fees:
	2019	2,000
	2020	2,000

c) Tax Fees:
	2019	31,000
	2020	27,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2019	None
	2020	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2019	1,591,000
	2020	1,605,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2019	20,000
	2020	68,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2019	2,000
	2020	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,646,000 for fiscal year 2019 and $1,702,000 for fiscal year 2020. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2020

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2020